Note 1 - Nature of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Note 1.                 Nature of Business and Significant Accounting Policies

Nature of business:

QCR Holdings, Inc. (the “Company”) is a bank holding company providing bank and bank related services through its subsidiaries, Quad City Bank and Trust Company (“QCBT”), Cedar Rapids Bank and Trust Company (“CRBT”), Rockford Bank and Trust Company (“RB&T”), m2 Lease Funds, LLC (“m2”), QCR Holdings Statutory Trust II (“Trust II”), QCR Holdings Statutory Trust III (“Trust III”), QCR Holdings Statutory Trust IV (“Trust IV”), and QCR Holdings Statutory Trust V (“Trust V”).  QCBT is a commercial bank that serves the Iowa and Illinois Quad Cities and adjacent communities.   CRBT is a commercial bank that serves Cedar Rapids, Iowa, and adjacent communities. RB&T is a commercial bank that serves Rockford, Illinois, and adjacent communities.

QCBT and CRBT are chartered and regulated by the state of Iowa, and RB&T is chartered and regulated by the state of Illinois. All three subsidiary banks are insured and subject to regulation by the Federal Deposit Insurance Corporation (“FDIC”), and are members of and regulated by the Federal Reserve System.  m2, which is now a wholly-owned subsidiary of QCBT, based in the Milwaukee, Wisconsin area, is engaged in the business of direct financing lease contracts. QCBT previously owned 80% of m2.  In August 2012, QCBT purchased the remaining 20% noncontrolling interest.  See Note 21 for further discussion of the acquisition.  Velie Plantation Holding Company, LLC ("VPHC), previously owned 91% by the Company, was engaged in holding the real estate property known as the Velie Plantation in Moline, Illinois.  The Velie Plantation is the location of the Company’s headquarters.  In October 2012, the Company acquired the remaining 9% noncontrolling interest, and effective December 31, 2012, VPHC was dissolved.  Trust II, Trust III, Trust IV and Trust V were formed for the purpose of issuing various trust preferred securities (see Note 9).

Significant accounting policies:

Accounting estimates:  The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for estimated losses on loans/leases, other-than-temporary impairment of securities, and the fair value of financial instruments.

Principles of consolidation:  The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries, except Trust II, Trust III, Trust IV and Trust V, which do not meet the criteria for consolidation.  All material intercompany accounts and transactions have been eliminated in consolidation.

Presentation of cash flows:  For purposes of reporting cash flows, cash and due from banks include cash on hand and noninterest bearing amounts due from banks.  Cash flows from federal funds sold, interest bearing deposits at financial institutions, loans/leases, deposits, and short-term and other borrowings are treated as net increases or decreases.

Cash and due from banks:  The subsidiary banks are required by federal banking regulations to maintain certain cash and due from bank reserves.  The reserve requirement was approximately $15,512,000 and $6,247,000 as of December 31, 2012 and 2011, respectively.

Investment securities:  Investment securities held to maturity are those debt securities that the Company has the ability and intent to hold until maturity regardless of changes in market conditions, liquidity needs, or changes in general economic conditions.  Such securities are carried at cost adjusted for amortization of premiums and accretion of discounts.  If the ability or intent to hold to maturity is not present for certain specified securities, such securities are considered available for sale as the Company intends to hold them for an indefinite period of time but not necessarily to maturity.  Any decision to sell a security classified as available for sale would be based on various factors, including movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations, and other factors.  Securities available for sale are carried at fair value.  Unrealized gains or losses, net of taxes, are reported as increases or decreases in accumulated other comprehensive income.  Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings.

All securities are evaluated to determine whether declines in fair value below their amortized cost are other-than-temporary.

In estimating other-than-temporary impairment losses on available for sale debt securities, management considers a number of factors including, but not limited to, (1) the length of time and extent to which the fair value has been less than amortized cost, (2) the financial condition and near-term prospects of the issuer, (3) the current market conditions, and (4) the intent of the Company to not sell the security prior to recovery and whether it is not more-likely-than-not that it will be required to sell the security prior to recovery.  If the Company does not intend to sell the security, and it is not more-likely-than-not the entity will be required to sell the security before recovery of its amortized cost basis, the Company will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held to maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion would be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

In estimating other-than-temporary impairment losses on available for sale equity securities management considers factors (1), (2) and (3) above as well as whether the Company has the intent and the ability to hold the security until its recovery.  If the Company (a) intends to sell an impaired equity security and does not expect the fair value of the security to fully recover before the expected time of sale, or (b) does not have the ability to hold the security until its recovery, the security is deemed other-than-temporarily impaired and the impairment is charged to earnings.  The Company recognizes an impairment loss through earnings if based upon other factors the loss is deemed to be other-than-temporary even if the decision to sell has not been made.

Loans receivable, held for sale:  Residential real estate loans which are originated and intended for resale in the secondary market in the foreseeable future are classified as held for sale.  These loans are carried at the lower of cost or estimated market value in the aggregate.  As assets specifically acquired for resale, the origination of, disposition of, and gain/loss on these loans are classified as operating activities in the statement of cash flows.

Loans receivable, held for investment:  Loans that management has the intent and ability to hold for the foreseeable future, or until pay-off or maturity occurs, are classified as held for investment.  These loans are stated at the amount of unpaid principal adjusted for charge-offs, the allowance for estimated losses on loans, and any deferred fees and/or costs on originated loans.  Interest is credited to earnings as earned based on the principal amount outstanding.  Deferred direct loan origination fees and/or costs are amortized as an adjustment of the related loan’s yield.  As assets held for and used in the production of services, the origination and collection of these loans are classified as investing activities in the statement of cash flows.

The Company discloses allowance for credit losses (also known as “allowance for estimated loss on loans/leases”) and fair value by portfolio segment, and credit quality information, impaired financing receivables, nonaccrual status, and troubled debt restructurings by class of financing receivable.  A portfolio segment is the level at which the Company develops and documents a systematic methodology to determine its allowance for credit losses.  A class of financing receivable is a further disaggregation of a portfolio segment based on risk characteristics and the Company’s method for monitoring and assessing credit risk.  See this information following and in Note 3.

The Company’s portfolio segments are as follows:

•	Commercial and industrial

•	Commercial real estate

•	Residential real estate

•	Installment and other consumer

Direct financing leases would be considered a segment within the overall loan/lease portfolio.  The accounting policies for direct financing leases are disclosed below.

The Company’s classes of loans receivable are as follows:

•	Commercial and industrial

•	Owner-occupied commercial real estate

•	Commercial construction, land development, and other land loans that are not owner-occupied commercial real estate

•	Other non-owner-occupied commercial real estate

•	Residential real estate

•	Installment and other consumer

Direct financing leases would be considered a class of financing receivable within the overall loan/lease portfolio.  The accounting policies for direct financing leases are disclosed below.

Generally, for all classes of loans receivable, loans are considered past due when contractual payments are delinquent for 31 days or greater.

For all classes of loans receivable, loans will generally be placed on nonaccrual status when the loan has become 90 days past due (unless the loan is well secured and in the process of collection); or if any of the following conditions exist:

•	It becomes evident that the borrower will not make payments, or will not or cannot meet the terms for renewal of a matured loan,

•	When full repayment of principal and interest is not expected,

•	When the loan is graded “doubtful”

•	When the borrower files bankruptcy and an approved plan of reorganization or liquidation is not anticipated in the near future, or

•	When foreclosure action is initiated.

When a loan is placed on nonaccrual status, income recognition is ceased. Previously recorded but uncollected amounts of interest on nonaccrual loans are reversed at the time the loan is placed on nonaccrual status.  Generally, cash collected on nonaccrual loans is applied to principal.  Should full collection of principal be expected, cash collected on nonaccrual loans can be recognized as interest income.

For all classes of loans receivable, nonaccrual loans may be restored to accrual status provided the following criteria are met:

•	The loan is current, and all principal and interest amounts contractually due have been made,

•	All principal and interest amounts contractually due, including past due payments, are reasonably assured of repayment within a reasonable period, and

•	There is a period of minimum repayment performance, as follows, by the borrower in accordance with contractual terms:

o	Six months of repayment performance for contractual monthly payments, or

o	One year of repayment performance for contractual quarterly or semi-annual payments

Direct finance leases receivable, held for investment:  The Company leases machinery and equipment to customers under leases that qualify as direct financing leases for financial reporting and as operating leases for income tax purposes.  Under the direct financing method of accounting, the minimum lease payments to be received under the lease contract, together with the estimated unguaranteed residual values (approximately 3% to 15% of the cost of the related equipment), are recorded as lease receivables when the lease is signed and the lease property delivered to the customer.  The excess of the minimum lease payments and residual values over the cost of the equipment is recorded as unearned lease income.   Unearned lease income is recognized over the term of the lease on a basis that results in an approximate level rate of return on the unrecovered lease investment.  Lease income is recognized on the interest method.  Residual value is the estimated fair market value of the equipment on lease at lease termination.  In estimating the equipment’s fair value at lease termination, the Company relies on historical experience by equipment type and manufacturer and, where available, valuations by independent appraisers, adjusted for known trends.  The Company’s estimates are reviewed continuously to ensure reasonableness; however, the amounts the Company will ultimately realize could differ from the estimated amounts.  If the review results in a lower estimate than had been previously established, a determination is made as to whether the decline in estimated residual value is other-than-temporary.  If the decline in estimated unguaranteed residual value is judged to be other-than-temporary, the accounting for the transaction is revised using the changed estimate.  The resulting reduction in the investment is recognized as a loss in the period in which the estimate is changed.  An upward adjustment of the estimated residual value is not recorded.

The policies for delinquency and nonaccrual for direct financing leases are materially consistent with those described above for all classes of loan receivables.

The Company defers and amortizes fees and certain incremental direct costs over the contractual term of the lease as an adjustment to the yield.  These initial direct leasing costs generally approximate 4% of the leased asset’s cost.  The unamortized direct costs are recorded as a reduction of unearned lease income.

Troubled debt restructurings:  Troubled debt restructuring exists when the Company, for economic or legal reasons related to the borrower’s/lessee’s financial difficulties, grants a concession (either imposed by court order, law, or agreement between the borrower/lessee and the Company) to the borrower/lessee that it would not otherwise consider.  The Company is attempting to maximize its recovery of the balances of the loans/leases through these various concessionary restructurings.

The following criteria, related to granting a concession, together or separately, create a troubled debt restructuring:

•	A modification of terms of a debt such as one or a combination of:

-      The reduction of the stated interest rate.

-	The extension of the maturity date or dates at a stated interest rate lower than the current market rate for the new debt with similar risk.

-	The reduction of the face amount or maturity amount of the debt as stated in the instrument or other agreement.

-	The reduction of accrued interest.

•	A transfer from the borrower/lessee to the Company of receivables from third parties, real estate, other assets, or an equity position in the borrower to fully or partially satisfy a loan.

•
The issuance or other granting of an equity position to the Company to fully or partially satisfy a debt unless the equity position is granted pursuant to existing terms for converting the debt into an equity position.

Allowance for estimated losses on loans/leases: For all portfolio segments, the allowance for estimated losses on loans/leases is established as losses are estimated to have occurred through a provision for loan/lease losses charged to earnings.  Loan/lease losses, for all portfolio segments, are charged against the allowance when management believes the uncollectability of a loan/lease balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

For all portfolio segments, the allowance for estimated losses on loans/leases is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans/leases in light of historical experience, the nature and volume of the loan/lease portfolio, adverse situations that may affect the borrower’s/lessee’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

A discussion of the risk characteristics and the allowance for estimated losses on loans/leases by each portfolio segment follows:

For commercial and industrial loans, the Company focuses on small and mid-sized businesses with primary operations as wholesalers, manufacturers, building contractors, business services companies, other banks, and retailers.  The Company provides a wide range of commercial and industrial loans, including lines of credit for working capital and operational purposes, and term loans for the acquisition of facilities, equipment and other purposes.  Approval is generally based on the following factors:

•	Ability and stability of current management of the borrower;

•	Stable earnings with positive financial trends;

•	Sufficient cash flow to support debt repayment;

•	Earnings projections based on reasonable assumptions;

•	Financial strength of the industry and business; and

•	Value and marketability of collateral.

Collateral for commercial and industrial loans generally includes accounts receivable, inventory, equipment and real estate.  The lending policy specifies approved collateral types and corresponding maximum advance percentages.  The value of collateral pledged on loans must exceed the loan amount by a margin sufficient to absorb potential erosion of its value in the event of foreclosure and cover the loan amount plus costs incurred to convert it to cash.

The lending policy specifies maximum term limits for commercial and industrial loans.  For term loans, the maximum term is generally 7 years.  Generally, term loans range from 3 to 5 years.  For lines of credit, the maximum term is typically 365 days.

In addition, the Company often takes personal guarantees or cosigners to help assure repayment.  Loans may be made on an unsecured basis if warranted by the overall financial condition of the borrower.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those standards and processes specific to real estate loans.  Collateral for commercial real estate loans generally includes the underlying real estate and improvements, and may include additional assets of the borrower.  The lending policy specifies maximum loan-to-value limits based on the category of commercial real estate (commercial real estate loans on improved property, raw land, land development, and commercial construction).  These limits are the same limits established by regulatory authorities.

The lending policy also includes guidelines for real estate appraisals, including minimum appraisal standards based on certain transactions.  In addition, the Company often takes personal guarantees to help assure repayment.

In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.  Owner-occupied loans are generally considered to have less risk.  As of December 31, 2012 and 2011, approximately 35% and 29%, respectively, of the commercial real estate loan portfolio was owner-occupied.

The Company’s lending policy limits non-owner occupied commercial real estate lending to 300% of total risk-based capital, and limits construction, land development, and other land loans to 100% of total risk-based capital.  Exceeding these limits warrants the use of heightened risk management practices in accordance with regulatory guidelines.  As of December 31, 2012 and 2011, all three subsidiary banks were in compliance with these limits.

In some instances for all loans/leases, it may be appropriate to originate or purchase loans/leases that are exceptions to the guidelines and limits established within the lending policy described above and below.  In general, exceptions to the lending policy do not significantly deviate from the guidelines and limits established within the lending policy and, if there are exceptions, they are clearly noted as such and specifically identified in loan/lease approval documents.

For commercial and industrial and commercial real estate loans, the allowance for estimated losses on loans consists of specific and general components.

The specific component relates to loans that are classified as impaired, as defined below.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan are lower than the carrying value of that loan.

For commercial and industrial loans and all classes of commercial real estate loans, a loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a case-by-case basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component consists of quantitative and qualitative factors and covers non-impaired loans.  The quantitative factors are based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process.  See below for a detailed description of the Company’s internal risk rating scale.  The qualitative factors are determined based on an assessment of internal and/or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

For commercial and industrial and commercial real estate loans, the Company utilizes the following internal risk rating scale:

1. Highest Quality – loans of the highest quality with no credit risk, including those fully secured by subsidiary bank certificates of deposit and U.S. government securities.

2. Superior Quality – loans with very strong credit quality.  Borrowers have exceptionally strong earnings, liquidity, capital, cash flow coverage, and management ability.  Includes loans secured by high quality, marketable securities, certificates of deposit from other institutions, and cash value of life insurance.  Also includes loans supported by U.S. government, state, or municipal guarantees.

3. Satisfactory Quality – loans with satisfactory credit quality.  Established borrowers with satisfactory financial condition, including credit quality, earnings, liquidity, capital and cash flow coverage.  Management is capable and experienced.  Collateral coverage and guarantor support, if applicable, are more than adequate.  Includes loans secured by personal assets and business assets, including equipment, accounts receivable, inventory, and real estate.

4. Fair Quality – loans with moderate but still acceptable credit quality.  The primary repayment source remains adequate; however, management’s ability to maintain consistent profitability is unproven or uncertain.  Borrowers exhibit acceptable leverage and liquidity.  May include new businesses with inexperienced management or unproven performance records in relation to peer, or borrowers operating in highly cyclical or deteriorating industries.

5. Early Warning – loans where the borrowers have generally performed as agreed, however unfavorable financial trends exist or are anticipated.  Earnings may be erratic, with marginal cash flow or declining sales.  Borrowers reflect leveraged financial condition and/or marginal liquidity.  Management may be new and a track record of performance has yet to be developed.  Financial information may be incomplete, and reliance on secondary repayment sources may be increasing.

6. Special Mention – loans where the borrowers exhibit credit weaknesses or unfavorable financial trends requiring close monitoring.  Weaknesses and adverse trends are more pronounced than Early Warning loans, and if left uncorrected, may jeopardize repayment according to the contractual terms.  Currently, no loss of principal or interest is expected.  Borrowers in this category have deteriorated to the point that it would be difficult to refinance with another lender.  Special Mention should be assigned to borrowers in turnaround situations.  This rating is intended as a transitional rating, therefore, it is generally not assigned to a borrower for a period of more than one year.

7. Substandard – loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if applicable.  These loans have a well-defined weakness or weaknesses which jeopardize repayment according to the contractual terms.  There is distinct loss potential if the weaknesses are not corrected.  Includes loans with insufficient cash flow coverage which are collateral dependent, other real estate owned, and repossessed assets.

8. Doubtful – loans which have all the weaknesses inherent in a Substandard loan, with the added characteristic that existing weaknesses make full principal collection, on the basis of current facts, conditions and values, highly doubtful.  The possibility of loss is extremely high, but because of pending factors, recognition of a loss is deferred until a more exact status can be determined.  All doubtful loans will be placed on non-accrual, with all payments, including principal and interest, applied to principal reduction.

For term commercial and industrial and commercial real estate loans or credit relationships with aggregate exposure greater than $1,000,000, a loan review is required within 15 months of the most recent credit review.  The review is completed in enough detail to, at a minimum, validate the risk rating.  Additionally, the review shall include an analysis of debt service requirements, covenant compliance, if applicable, and collateral adequacy. The frequency of the review is generally accelerated for loans with poor risk ratings.

The Company’s Loan Quality area will perform a documentation review of a sampling of commercial and industrial and commercial real estate loans, the primary purpose of which is to ensure the credit is properly documented and closed in accordance with approval authorities and conditions.  A review will also be performed by the Company’s Internal Audit Department of a sampling of commercial and industrial and commercial real estate loans, according to an approved schedule.  Validation of the risk rating is part of Internal Audit’s review.  Additionally, over the past several years, the Company has contracted an independent outside third party to review a sampling of commercial and industrial and commercial real estate loans.  Validation of the risk rating is part of this review as well.

The Company leases machinery and equipment to commercial and industrial customers under direct financing leases.  All lease requests are subject to the credit requirements and criteria as set forth in the lending/leasing policy.  In all cases, a formal independent credit analysis of the lessee is performed.

For direct financing leases, the allowance for estimated lease losses consists of specific and general components.

The specific component relates to leases that are classified as impaired, as defined for commercial loans above.  For those leases that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired lease is lower than the carrying value of that lease.

The general component consists of quantitative and qualitative factors and covers nonimpaired leases.  The quantitative factors are based on historical charge-off experience for the entire lease portfolio.  The qualitative factors are determined based on an assessment of internal and/or external influences on credit quality that are not fully reflected in the historical loss data.

Generally, the Company’s residential real estate loans conform to the underwriting requirements of Freddie Mac and Fannie Mae to allow the subsidiary banks to resell loans in the secondary market.  The subsidiary banks structure most loans that will not conform to those underwriting requirements as adjustable rate mortgages that mature or adjust in one to five years or fixed rate mortgages that mature in 15 years, and then retain these loans in their portfolios.  Servicing rights are not presently retained on the loans sold in the secondary market.  The lending policy establishes minimum appraisal and other credit guidelines.

The Company provides many types of installment and other consumer loans including motor vehicle, home improvement, home equity, signature loans and small personal credit lines.  The lending policy addresses specific credit guidelines by consumer loan type.

For residential real estate loans, and installment and other consumer loans, these large groups of smaller balance homogenous loans are collectively evaluated for impairment.  The Company applies a quantitative factor based on historical charge-off experience in total for each of these segments.  Accordingly, the Company generally does not separately identify individual residential real estate loans, and/or installment or other consumer loans for impairment disclosures, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

During the year ended December 31, 2010, CRBT and RB&T decreased the duration for the historical charge-off experience used in the quantitative factor from five years to three years.  Based on the change (growth, mix, and quality) of the loan portfolios of CRBT and RB&T over the past several years, management determined decreasing the duration allowed for a more accurate assessment of the credit risk within the current portfolios.

Troubled debt restructurings are considered impaired loans/leases and are subject to the same allowance methodology as described above for impaired loans/leases by portfolio segment.

Credit related financial instruments:  In the ordinary course of business, the Company has entered into commitments to extend credit and standby letters of credit.  Such financial instruments are recorded when they are funded.

Transfers of financial assets:  Transfers of financial assets are accounted for as sales only when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when:  (1) the assets have been isolated from the Company, (2) the transferee obtains the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its right to pledge or exchange and provides more than a modest benefit to the transferor, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.  In addition, for transfers of a portion of financial assets (for example, participations of loan receivables), the transfer must meet the definition of a “participating interest” in order to account for the transfer as a sale.  Following are the characteristics of a “participating interest”:

•	Pro-rata ownership in an entire financial asset.

•	From the date of the transfer, all cash flows received from entire financial assets are divided proportionately among the participating interest holders in an amount equal to their share of ownership.

•
The rights of each participating interest holder have the same priority, and no participating interest holder’s interest is subordinated to the interest of another participating interest holder.  That is, no participating interest holder is entitled to receive cash before any other participating interest holder under its contractual rights as a participating interest holder.

•	No party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to pledge or exchange the entire financial asset.

Premises and equipment:  Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets.

Goodwill:  The Company has recorded goodwill from QCBT’s purchase of 80% of m2 in August 2005.  The goodwill is not being amortized, but is evaluated at least annually for impairment.  An impairment charge is recognized when the calculated fair value of the reporting unit, including goodwill, is less than its carrying amount.  Based on the annual analysis completed as of July 31, 2012, the Company determined that the goodwill was not impaired.

Bank-owned life insurance:  Bank-owned life insurance is carried at cash surrender value with increases/decreases reflected as income/expense in the statement of income.

Restricted investment securities:  Restricted investment securities represent Federal Home Loan Bank (“FHLB”) and Federal Reserve Bank common stock.  The stock is carried at cost.  These equity securities are “restricted” in that they can only be sold back to the respective institution or another member institution at par.  Therefore, they are less liquid than other tradable equity securities.  The Company views its investment in restricted stock as a long-term investment.  Accordingly, when evaluating for impairment, the value is determined based on the ultimate recovery of the par value, rather than recognizing temporary declines in value.  There have been no other-than-temporary write-downs recorded on these securities.

Other real estate owned:  Real estate acquired through, or in lieu of, loan foreclosures, is held for sale and initially recorded at fair value less costs to sell, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less costs to sell.  Subsequent write-downs to fair value are charged to earnings.

Treasury stock:  Treasury stock is accounted for by the cost method, whereby shares of common stock reacquired are recorded at their purchase price.  When treasury stock is reissued, any difference between the sales proceeds, or fair value when issued for business combinations, and the cost is recognized as a charge or credit to additional paid-in capital.

Stock-based compensation plans:  At December 31, 2012, the Company had four stock-based employee compensation plans, which are described more fully in Note 13.

The Company accounts for stock-based compensation with measurement of compensation cost for all stock-based awards at fair value on the grant date and recognition of compensation over the requisite service period for awards expected to vest.

As discussed in Note 13, during the years ended December 31, 2012, 2011, and 2010, the Company recognized  stock-based compensation expense related to stock options, stock purchase plans, and stock appreciation rights of $849,760, $696,407, and $488,112, respectively.  As required, management made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option grants with the following assumptions for the indicated periods:

	2012	2011	2010
Dividend yield	.86%	.88% to 1.00%	.89% to .90%
Expected volatility	29.36%	29.64% to 30.30%	26.72% to 26.88%
Risk-free interest rate	1.98%	1.90% to 3.58%	3.86% to 4.21%
Expected life of option grants (years)	6	6	6
Weighted-average grant date fair value	$2.79	$2.74	$2.89

The Company also uses the Black-Scholes option pricing model to estimate the fair value of stock purchase grants with the following assumptions for the indicated periods:

	2012	2011	2010
Dividend yield	.61% to .88%	.88% to 1.12%	.85% to .96%
Expected volatility	27.20% to 31.11%	51.62% to 53.58%	39.56% to 56.43%
Risk-free interest rate	.03% to .18%	.08% to .23%	.13% to .29%
Expected life of purchase grants (months)	3 to 6	3 to 6	3 to 6
Weighted-average grant date fair value	$1.71	$1.68	$1.81

The fair value is amortized on a straight-line basis over the vesting periods of the grants and will be adjusted for subsequent changes in estimated forfeitures.  The expected dividend yield assumption is based on the Company's current expectations about its anticipated dividend policy. Expected volatility is based on historical volatility of the Company's common stock price.  The risk-free interest rate for periods within the contractual life of the option or purchase is based on the U.S. Treasury yield curve in effect at the time of the grant.  The expected life of the option and purchase grants is derived using the “simplified” method and represents the period of time that options and purchases are expected to be outstanding.  Historical data is used to estimate forfeitures used in the model.  Two separate groups of employees (employees subject to broad based grants, and executive employees and directors) are used.

As of December 31, 2012, there was $419,100 of unrecognized compensation cost related to share based payments, which is expected to be recognized over a weighted average period of 2.2 years.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock for the 305,222 options that were in-the-money at December 31, 2012.  The aggregate intrinsic value at December 31, 2012 was $1,295,785 on options outstanding and $398,168 on options exercisable.  During the years ended December 31, 2012, 2011 and 2010, the aggregate intrinsic value of options exercised under the Company's stock option plans was $56,371, $47,026, and $16,639, respectively, and determined as of the date of the option exercise.

Income taxes:  The Company files its tax return on a consolidated basis with its subsidiaries.  The entities follow the direct reimbursement method of accounting for income taxes under which income taxes or credits which result from the inclusion of the subsidiaries in the consolidated tax return are paid to or received from the parent company.

Deferred income taxes are provided under the liability method whereby deferred tax assets are recognized for deductible temporary differences and net operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained.  The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any.  Tax positions taken are not offset or aggregated with other positions.  Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.   The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of income.

Trust assets:  Trust assets held by the subsidiary banks in a fiduciary, agency, or custodial capacity for their customers, other than cash on deposit at the subsidiary banks, are not included in the accompanying consolidated financial statements since such items are not assets of the subsidiary banks.

Earnings per common share:  See Note 15 for a complete description and calculation of basic and diluted earnings per common share.

Reclassifications:  Certain amounts in the prior year financial statements have been reclassified, with no effect on net income, comprehensive income, or stockholders’ equity, to conform with the current period presentation.

New accounting pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS.  ASU 2011-04 amended Topic 820, Fair Value Measurements and Disclosures, to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarified the application of existing fair value measurement requirements, changed certain principles in Topic 820 and required additional fair value disclosures. ASU 2011-04 was effective for annual periods beginning after December 15, 2011, and did not have a significant impact on the Company’s consolidated financial statements.  See Note 19.

In June 2011, FASB issued ASU 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income. ASU 2011-05 amended Topic 220, Comprehensive Income, to require that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 required entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 was effective for annual periods beginning after December 15, 2011.  Additionally, in December 2011, FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05.  ASU 2011-12 deferred the effective date for the changes in ASU 2011-05 that specifically refer to the presentation of the effects of reclassifications adjustments out of accumulated other comprehensive income on the components of net income and other comprehensive income on the face of the financial statements for all periods presented.  ASU 2011-12 reinstated the requirements of the presentation of reclassifications out of accumulated other comprehensive income that were in place before the issuance of ASU 2011-05.   ASU 2011-12 and 2011-05 were both effective for the Company for the quarter ending March 31, 2012.  See new separate consolidated statements of comprehensive income within the consolidated financial statements.

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities.  ASU 2011-11 requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet, and instruments and transactions subject to an agreement similar to a master netting arrangement.  ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods.  Adoption is not expected to have a significant impact on the Company’s consolidated financial statements.

In February 2013, FASB issued ASU 2013-02, Comprehensive Income (Topic 220) – Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.  ASU 2013-02 supersedes and replaces the presentation requirements for reclassifications out of accumulated other comprehensive income (“AOCI”) in ASUs 2011-05 and 2011-12, which were adopted by the Company during the current year.  The amendments require an entity to provide information about the amounts reclassified out of AOCI by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income if the amount reclassified is required to be reclassified in its entirety in the same reporting period.  For other amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required.  Adoption is not expected to have a significant impact on the Company’s consolidated financial statements.